Student Loans (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Student Loan Portfolio by Program

The following table reflects the distribution of our student loan portfolio by program.

	December 31, 2013		Year Ended December 31, 2013
(Dollars in millions)	Ending Balance	% of Balance	Average Balance	Average Effective Interest Rate
FFELP Stafford and Other Student Loans, net(1)	$40,021	28%	$42,039	2.01%
FFELP Consolidation Loans, net	64,567	46	70,113	2.82
Private Education Loans, net	37,512	26	38,292	6.60

Total student loans, net	$142,100	100%	$150,444	3.56%

	December 31, 2012		Year Ended December 31, 2012
(Dollars in millions)	Ending Balance	% of Balance	Average Balance	Average Effective Interest Rate
FFELP Stafford and Other Student Loans, net(1)	$44,289	27%	$47,629	1.98%
FFELP Consolidation Loans, net	81,323	50	84,495	2.73
Private Education Loans, net	36,934	23	37,691	6.58

Total student loans, net	$162,546	100%	$169,815	3.38%

(1)	The FFELP category is primarily Stafford Loans, but also includes federally guaranteed PLUS and HEAL Loans.